Financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term investments (Note 7) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 31,865	$ 32,118
Long-term investments (Note 7) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 5,009	$ 15,424